Operating Segments (Details)	12 Months Ended
Dec. 31, 2021
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2021, activity in the U.S accounted for approximately 8% of Matrix’s revenues and approximately 11% of its operating income.
Percentage of estimated online purchase volume	14.00%
Information Technologies (IT) Software solutions and services, Consulting & Management in Israel [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2021, activity in software solutions and value-added services in Israel accounted for approximately 54% of Matrix’s revenues and approximately 57% of its operating income.
Training and integration [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2021, activity in training and integration accounted for approximately 4% of Matrix’s revenues and for approximately 5% of its operating income.
Computer infrastructure and integration solutions [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2021, activity in computer and cloud infrastructure and integration solutions accounted for approximately 28% of Matrix’s revenues and for approximately 19% of its operating income.
Software Product Marketing And Support [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	In 2021, activity in software product marketing and support accounted for approximately 6% of Matrix’s revenues and approximately 8% of its operating income.
Michpal [Member]
Operating Segments (Details) [Line Items]
Description of factors used to segments	As of December 31, 2021, Michpal serves approximately 8,000 customers, most of which are long-term customers.